Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Shares Reserved for Future Issuance

As of September 30, 2019, the Company had reserved shares of its common stock for future issuance as follows:

Shares Reserved
Stock options outstanding	1,311,496
Employee stock purchase plan	5,462
Available for future grants under the 2016 Plan	38,974
Warrants outstanding	1,854,262
Total shares reserved	3,210,194

C3J [Member]
Shares Reserved for Future Issuance

Shares Reserved
Stock options outstanding	136,479
Unvested restricted stock awards	416,871
Available for grant under the 2016 Plan	271,875
Total shares reserved	825,225